UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-8850


                         Name and address of Registrant:

                                ICAP Funds, Inc.
                        225 West Wacker Drive, Suite 2400
                             Chicago, Illinois 60606


                     Name and address of agent for service:

                                Pamela H. Conroy
                        Institutional Capital Corporation
                        225 West Wacker Drive, Suite 2400
                             Chicago, Illinois 60606

                                   Copies to:
                                  Carol A. Gehl
                              Godfrey & Kahn, S.C.
                             780 North Water Street
                           Milwaukee, Wisconsin 53202


                   Registrant's telephone number: 312-424-9100


                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS


ICAP EQUITY FUND
Schedule of Investments by Sector
As of September 30, 2005  (unaudited)

--------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF
                                                                      SHARES              VALUE
--------------------------------------------------------------------------------------------------------

COMMON STOCKS                                              99.3%

BASIC INDUSTRIES                                            2.5%
BASF AG ADR                                                               269,450           $20,316,530
                                                                                  ----------------------

CAPITAL SPENDING                                            3.4%
Cooper Industries Ltd.  Class A                                           116,300             8,040,982
Tyco International Ltd.                                                   691,050            19,245,743
                                                                                  ----------------------
                                                                                             27,286,725
                                                                                  ----------------------

COMMUNICATIONS                                              8.4%
BellSouth Corp.                                                         1,046,400            27,520,320
Comcast Corp. Class A*                                                    648,815            19,062,185
Sprint Nextel Corp.                                                       878,900            20,900,242
                                                                                  ----------------------
                                                                                             67,482,747
                                                                                  ----------------------

CONSUMER SERVICES                                           4.8%
Cendant Corp.                                                             913,550            18,855,672
News Corp. Class A                                                        715,650            11,156,984
R.R. Donnelley & Sons Co.                                                 235,168             8,717,678
                                                                                  ----------------------
                                                                                             38,730,334
                                                                                  ----------------------

CONSUMER STAPLES                                            9.9%
Altria Group, Inc.                                                        375,800            27,700,218
Cadbury Schweppes plc ADR                                                 291,900            11,889,087
McDonald's Corp.                                                          691,350            23,153,311
PepsiCo, Inc.                                                             288,750            16,375,013
                                                                                  ----------------------
                                                                                             79,117,629
                                                                                  ----------------------

ENERGY                                                     13.9%
ConocoPhillips                                                            254,344            17,781,189
Exxon Mobil Corp.                                                         473,150            30,063,951
Halliburton Co.                                                           285,850            19,586,442
Marathon Oil Corp.                                                        264,639            18,241,566
Occidental Petroleum Corp.                                                200,700            17,145,801
Weatherford International Ltd.*                                           122,150             8,386,819
                                                                                  ----------------------
                                                                                            111,205,768
                                                                                  ----------------------

FINANCIAL                                                  24.5%
Aon Corp.                                                                 326,791            10,483,455
Bank of America Corp.                                                     814,650            34,296,765
The Bank of New York Co., Inc.                                            455,450            13,394,784
CIT Group Inc.                                                            174,850             7,899,723
Citigroup, Inc.                                                           811,786            36,952,499
Goldman Sachs Group, Inc.                                                 133,200            16,194,456


See notes to schedules of investments.

*Non-income producing.

ICAP EQUITY FUND
Schedule of Investments by Sector
As of September 30, 2005  (unaudited)

--------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF
                                                                      SHARES              VALUE
--------------------------------------------------------------------------------------------------------
FINANCIAL (CONTINUED)
JPMorgan Chase & Co.                                                      617,900           $20,965,347
MBNA Corp.                                                                319,750             7,878,640
The St. Paul Travelers Cos., Inc.                                         604,530            27,125,261
Wells Fargo & Co.                                                         371,000            21,729,470
                                                                                  ----------------------
                                                                                            196,920,400
                                                                                  ----------------------

HEALTH CARE                                                 8.5%
Abbott Laboratories                                                       236,350            10,021,240
Eli Lilly & Co.                                                           308,800            16,526,976
Novartis AG ADR                                                           418,750            21,356,250
Sanofi-Aventis ADR                                                        488,577            20,300,374
                                                                                  ----------------------
                                                                                             68,204,840
                                                                                  ----------------------

RETAIL                                                      4.7%
Lowe's Cos., Inc.                                                         220,050            14,171,220
Sears Holdings Corp.*                                                      61,150             7,608,283
Wal-Mart Stores, Inc.                                                     359,450            15,751,099
                                                                                  ----------------------
                                                                                             37,530,602
                                                                                  ----------------------

TECHNOLOGY                                                 10.1%
Agilent Technologies*                                                     246,050             8,058,138
Hewlett-Packard Co.                                                       530,100            15,478,920
International Business Machines Corp.                                     262,800            21,081,816
Lexmark International, Inc. Class A*                                       64,300             3,925,515
Microsoft Corp.                                                           920,350            23,680,605
Motorola, Inc.                                                            407,300             8,997,257
                                                                                  ----------------------
                                                                                             81,222,251
                                                                                  ----------------------

TRANSPORTATION                                              5.3%
Canadian Pacific Railway Ltd.                                             315,250            13,543,140
CSX Corp.                                                                 228,800            10,634,624
Norfolk Southern Corp.                                                    444,250            18,018,780
                                                                                  ----------------------
                                                                                             42,196,544
                                                                                  ----------------------

UTILITIES                                                   3.3%
Dominion Resources, Inc.                                                   79,300             6,830,902
Entergy Corp.                                                             267,100            19,850,872
                                                                                  ----------------------
                                                                                             26,681,774
                                                                                  ----------------------
TOTAL COMMON STOCKS
(cost $631,741,604)                                                                         796,896,144
                                                                                  ----------------------


See notes to schedules of investments.

*Non-income producing.


ICAP EQUITY FUND
Schedule of Investments by Sector
As of September 30, 2005  (unaudited)

--------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF
                                                                      SHARES              VALUE
--------------------------------------------------------------------------------------------------------

                                                                     PRINCIPAL
                                                                      AMOUNT
                                                                 -----------------

SHORT-TERM INVESTMENT                                       2.9%

VARIABLE RATE DEMAND DEPOSIT                                2.9%
UMB Bank Money Market Fiduciary, 2.22%                                $23,061,805           $23,061,805
                                                                                  ----------------------

TOTAL SHORT-TERM INVESTMENT
(cost $23,061,805)                                                                           23,061,805
                                                                                  ----------------------

TOTAL INVESTMENTS                                         102.2%
(cost $654,803,409)                                                                         819,957,949

Liabilities less Other Assets                             (2.2)%                            (17,347,333)
                                                                                  ----------------------

NET ASSETS                                                100.0%                           $802,610,616
                                                                                  ======================



See notes to schedules of investments.

*Non-income producing.



ICAP SELECT EQUITY FUND
Schedule of Investments by Sector
As of September 30, 2005 (unaudited)

-----------------------------------------------------------------------------------------------------
                                                                      NUMBER OF
                                                                       Shares            Value
-----------------------------------------------------------------------------------------------------

COMMON STOCKS                                              97.0%

BASIC INDUSTRIES                                            4.3%
BASF AG ADR                                                              284,600       $21,458,840
                                                                                 ------------------

CAPITAL SPENDING                                            4.0%
Tyco International Ltd.                                                  714,800        19,907,180
                                                                                 ------------------

COMMUNICATIONS                                              4.4%
Sprint Nextel Corp.                                                      936,450        22,268,781
                                                                                 ------------------

CONSUMER SERVICES                                           6.7%
Cendant Corp.                                                          1,028,900        21,236,496
R.R. Donnelley & Sons Co.                                                338,466        12,546,935
                                                                                 ------------------
                                                                                        33,783,431
                                                                                 ------------------

CONSUMER STAPLES                                            8.7%
Altria Group, Inc.                                                       324,550        23,922,581
McDonald's Corp.                                                         582,700        19,514,623
                                                                                 ------------------
                                                                                        43,437,204
                                                                                 ------------------

ENERGY                                                     13.0%
ConocoPhillips                                                           225,450        15,761,210
Halliburton Co.                                                          278,800        19,103,376
Marathon Oil Corp.                                                       221,852        15,292,258
Occidental Petroleum Corp.                                               177,350        15,151,010
                                                                                 ------------------
                                                                                        65,307,854
                                                                                 ------------------

FINANCIAL                                                  20.9%
Bank of America Corp.                                                    848,681        35,729,470
The Bank of New York Co., Inc.                                           756,000        22,233,960
JPMorgan Chase & Co.                                                     660,250        22,402,282
The St. Paul Travelers Cos., Inc.                                        544,612        24,436,740
                                                                                 ------------------
                                                                                       104,802,452
                                                                                 ------------------

HEALTH CARE                                                 8.5%
Novartis AG ADR                                                          432,300        22,047,300
Sanofi-Aventis ADR                                                       497,358        20,665,225
                                                                                 ------------------
                                                                                        42,712,525
                                                                                 ------------------

RETAIL                                                      1.7%
Sears Holdings Corp.*                                                     37,550         4,671,971
Wal-Mart Stores, Inc.                                                     92,800         4,066,496
                                                                                 ------------------
                                                                                         8,738,467
                                                                                 ------------------

See notes to schedules of investments.

*Non-income producing.



ICAP SELECT EQUITY FUND
Schedule of Investments by Sector
As of September 30, 2005 (unaudited)

-----------------------------------------------------------------------------------------------------
                                                                      NUMBER OF
                                                                       Shares            Value
-----------------------------------------------------------------------------------------------------


TECHNOLOGY                                                 11.1%
Hewlett-Packard Co.                                                      347,450       $10,145,540
International Business Machines Corp.                                    277,150        22,232,973
Lexmark International, Inc. Class A*                                      39,600         2,417,580
Microsoft Corp.                                                          820,700        21,116,611
                                                                                 ------------------
                                                                                        55,912,704
                                                                                 ------------------

TRANSPORTATION                                              9.1%
CSX Corp.                                                                461,400        21,445,872
Norfolk Southern Corp.                                                   592,300        24,023,688
                                                                                 ------------------
                                                                                        45,469,560
                                                                                 ------------------

UTILITIES                                                   4.6%
Entergy Corp.                                                            309,700        23,016,904
                                                                                 ------------------

TOTAL COMMON STOCKS
 (cost $432,709,955)                                                                   486,815,902
                                                                                 ------------------


                                                                    PRINCIPAL
                                                                     AMOUNT
                                                                 ----------------

SHORT-TERM INVESTMENT                                       3.3%

VARIABLE RATE DEMAND DEPOSIT                                3.3%   $16,894,707
UMB Bank Money Market Fiduciary, 2.22%                                                  16,894,707
                                                                                 ------------------

TOTAL SHORT-TERM INVESTMENT
 (cost $16,894,707)                                                                     16,894,707
                                                                                 ------------------

Total Investments                                         100.3%
(cost $449,604,662)                                                                    503,710,609

Liabilities less Other Assets                             (0.3)%                        (1,661,743)
                                                                                 ------------------

NET ASSETS                                                100.0%                      $502,048,866
                                                                                 ==================
See notes to schedules of investments.

*Non-income producing.


ICAP INTERNATIONAL FUND
Schedule of Investments by Sector
As of September 30, 2005 (unaudited)

------------------------------------------------------------------------------------------------
                                                                 NUMBER
                                                                of Shares           Value
------------------------------------------------------------------------------------------------

COMMON STOCKS                                             96.6%

BASIC INDUSTRIES                                           7.7%
BASF AG ADR                                                                  47,450       $3,577,730
Mitsubishi Corp. ADR                                                        144,500        5,711,666
                                                                                    -----------------
                                                                                           9,289,396
                                                                                    -----------------

CAPITAL SPENDING                                           4.0%
Investor AB Class B                                                         309,950        4,831,942
                                                                                    -----------------


COMMUNICATIONS                                             6.7%
SK Telecom Co. Ltd. ADR                                                     158,700        3,466,008
StarHub Ltd.                                                                810,400          968,930
Vivendi Universal SA ADR                                                    109,400        3,580,662
                                                                                    -----------------
                                                                                           8,015,600
                                                                                    -----------------

CONSUMER SERVICES                                          2.6%
Groupe Bruxelles Lambert SA                                                  31,700        3,105,408
                                                                                    -----------------


CONSUMER STAPLES                                           4.8%
Cadbury Schweppes plc ADR                                                    52,900        2,154,617
Nestle SA ADR                                                                49,050        3,604,797
                                                                                    -----------------
                                                                                           5,759,414
                                                                                    -----------------

ENERGY                                                    10.0%
BP plc ADR                                                                   60,800        4,307,680
Eni S.p.A. ADR                                                               22,650        3,354,465
TOTAL SA ADR                                                                 31,800        4,319,076
                                                                                    -----------------
                                                                                          11,981,221
                                                                                    -----------------

FINANCIAL                                                 22.0%
Allianz AG                                                                   28,200        3,819,614
Barclays plc                                                                400,100        4,055,498
ING Groep NV ADR                                                            161,700        4,817,043
Mizuho Financial Group, Inc.                                                    509        3,242,439
Societe Generale ADR                                                        155,400        3,557,914
UBS AG ADR                                                                   38,600        3,300,300
UniCredito Italiano S.p.A                                                   627,200        3,546,622
                                                                                    -----------------
                                                                                          26,339,430
                                                                                    -----------------
See notes to schedules of investments.


ICAP INTERNATIONAL FUND
Schedule of Investments by Sector
As of September 30, 2005 (unaudited)

-----------------------------------------------------------------------------------------------------
                                                                      NUMBER
                                                                     of Shares           Value
-----------------------------------------------------------------------------------------------------


HEALTH CARE                                                10.4%
Novartis AG ADR                                                               69,800       $3,559,800
Sanofi-Aventis ADR                                                            99,181        4,120,971
Shire Pharmaceuticals Group plc                                               89,500        1,091,637
Takeda Pharmaceutical Co. Ltd.                                                62,100        3,703,864
                                                                                     -----------------
                                                                                           12,476,272
                                                                                     -----------------

PROPERTY                                                    6.2%
Mitsui Fudosan Co. Ltd.                                                      244,200        3,677,867
The Wharf (Holdings) Ltd.                                                    956,900        3,731,241
                                                                                     -----------------
                                                                                            7,409,108
                                                                                     -----------------

RETAIL                                                      2.5%
LAWSON, Inc.                                                                  78,300        2,956,803
                                                                                     -----------------


TECHNOLOGY                                                  8.7%
Canon, Inc. ADR                                                               46,150        2,504,099
Nokia Corporation ADR                                                        174,400        2,949,104
Philips Electronics NV ADR                                                   143,216        3,821,003
Rohm Co. Ltd.                                                                 13,250        1,151,513
                                                                                     -----------------
                                                                                           10,425,719
                                                                                     -----------------

TRANSPORTATION                                              2.4%
Central Japan Railway Co.                                                        371        2,893,630
                                                                                     -----------------


UTILITIES                                                   8.6%
E.ON AG ADR                                                                  111,100        3,416,325
Fortum Corporation                                                           145,600        2,931,661
Scottish Power plc                                                           401,200        4,056,002
                                                                                     -----------------
                                                                                           10,403,988
                                                                                     -----------------

TOTAL COMMON STOCKS
 (cost $91,796,972)                                                                       115,887,931
                                                                                     -----------------

                                                                      PRINCIPAL
                                                                       Amount
                                                                 --------------------

SHORT-TERM INVESTMENT                                       3.1%

VARIABLE RATE DEMAND DEPOSIT                                3.1%
UMB Bank Money Market Fiduciary, 2.22%                                    $3,688,756        3,688,756
                                                                                     -----------------

TOTAL SHORT-TERM INVESTMENT
 (cost $3,688,756)                                                                          3,688,756
                                                                                     -----------------

TOTAL INVESTMENTS                                          99.7%
 (cost $95,485,728)                                                                       119,576,687

Other Assets less Liabilities                               0.3%                              330,243
                                                                                     -----------------

NET ASSETS                                                100.0%                         $119,906,930
                                                                                     =================

See notes to schedules of investments.

Country                % of Equities
--------------------------------------
Belgium                   2.7%
Finland                   5.1%
France                   13.4%
Germany                   9.3%
Hong Kong                 3.2%
Italy                     6.0%
Japan                    22.3%
Netherlands               7.5%
Singapore                 0.8%
South Korea               3.0%
Sweden                    4.2%
Switzerland               9.0%
United Kingdom           13.5%
------------------------------
Total                   100.0%

See notes to schedules of investments.

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2005
(unaudited)

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by ICAP Funds, Inc. ("ICAP") in the preparation of its schedules of investments. These policies are in conformity with accounting principles generally accepted in the United States of America.

     (A) INVESTMENT VALUATION - Common stocks and other equity-type securities are valued at the last sales price on the U.S. or foreign securities exchange on which such securities are primarily traded, and with respect to equity securities traded on Nasdaq, such securities are valued using the Nasdaq Official Closing Price. However, securities traded on a U.S. or foreign securities exchange or Nasdaq for which there were no transactions on a given day or securities not listed on an exchange or Nasdaq are valued at the most recent bid prices. Debt securities are valued by a pricing service that utilizes techniques to determine values for normal institutional-sized trading units of debt securities without regard to the existence of sale or bid prices when such values are believed to more accurately reflect the fair value of such securities; otherwise, actual sale or bid prices are used. Any securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. Events affecting the values of Fund securities that occur after the close of regular trading on the NYSE will not be reflected in a Fund's net asset value unless ICAP determines that the particular event would materially affect net asset value. In addition, events affecting the values of foreign Fund securities may occur on days in which U.S. securities exchanges are closed but foreign securities exchanges are open, and on days in which foreign securities exchanges are closed but U.S. securities exchanges are open. As a result, a Fund's net asset value may be significantly affected by such trading on days when shareholders will not be able to purchase or redeem shares. If ICAP determines that a particular event materially affects net asset value, ICAP may value the affected security or securities in accordance with pricing procedures adopted by the Board of Directors. Any such determinations must be reported by ICAP to the full Board of Directors quarterly. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method when the Board of Directors determines that the fair value of such securities is their amortized cost. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter, amortization of any discount or premium is recognized daily.

     (B) FOREIGN CURRENCY TRANSLATIONS - Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. Foreign denominated assets may involve greater risks than domestic transactions, including currency, political and economic, regulatory and market risks.

     (C) SHORT-TERM INVESTMENTS - The Funds maintain uninvested cash in a bank overnight investment vehicle at their custodian. This may present credit risk to the extent the custodian fails to perform in accordance with the custody agreement. The creditworthiness of the custodian is monitored and this investment is considered to present minimal credit risk by Institutional Capital Corporation, the investment adviser to ICAP.

     (D)  OTHER - Investment transactions are accounted for on the trade date.


     (E) ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Tax Information

At September 30, 2005, gross unrealized appreciation and depreciation of investments, including foreign currency, based on cost for federal income tax purposes were as follows:

------------------------------------- ------------------ ------------------- -------------------------

                                                                ICAP                   ICAP
                                            ICAP            SELECT EQUITY       INTERNATIONAL FUND
                                         EQUITY FUND            FUND

------------------------------------- ------------------ ------------------- -------------------------

Cost of investments                   $    655,518,601    $   450,003,557     $    95,584,993
                                      ================    ===============     ===============


Gross unrealized appreciation         $    172,021,296    $    62,674,088     $    24,202,299


Gross unrealized depreciation               (7,581,948)        (8,967,036)           (210,605)
                                      ----------------    ---------------     ---------------


Net unrealized appreciation on        $    164,439,348    $    53,707,052     $    23,991,694
investments                           ================    ===============     ===============

------------------------------------------------------------------------------------------------------

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

ITEM 2.  CONTROLS AND PROCEDURES

(a) Based on an evaluation of the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive officer and principal financial officer concluded that the Registrant's Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Section 302 certifications - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ICAP Funds, Inc.

By:    /s/ Pamela H. Conroy
       ---------------------------
       Pamela H. Conroy
       Vice President, Treasurer, Secretary and Chief Compliance Officer

Date:  November 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:    /s/ Robert H. Lyon
       ---------------------------
       Robert H. Lyon
       President

Date:  November 23, 2005

By:    /s/ Pamela H. Conroy
       ---------------------------
       Pamela H. Conroy
       Vice President, Treasurer, Secretary and Chief Compliance Officer

Date:  November 23, 2005